Statement of Operations	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 1,776,306
Loss from operations	(1,776,306)
Other income:
Interest earned on marketable securities held in Trust Account	228,281
Loss before provision for income taxes	(1,548,025)
Provision for income taxes	(10,070)
Net loss	$ (1,558,095)
Common Class A
Other income:
Weighted average shares outstanding | shares	41,400,000
Basic and diluted income per share | $ / shares	$ 0
Common Class B
Other income:
Net loss	$ (1,558,095)
Weighted average shares outstanding | shares	10,350,000
Basic and diluted income per share | $ / shares	$ (0.15)